Annual Total Returns	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
ARK Innovation ETF
Prospectus [Line Items]
Annual Return [Percent]	8.36%	67.82%	(66.99%)	(23.36%)	152.51%	35.23%	3.58%	87.41%	(1.97%)	3.76%
ARK Next Generation Internet ETF
Prospectus [Line Items]
Annual Return [Percent]	42.27%	96.99%	(67.49%)	(16.65%)	157.08%	35.80%	4.54%	87.18%	8.71%	15.29%
ARK Blockchain & Fintech Innovation ETF
Prospectus [Line Items]
Annual Return [Percent]	34.45%	92.86%	(64.99%)	(17.70%)	107.92%
ARK Genomic Revolution ETF
Prospectus [Line Items]
Annual Return [Percent]	(28.09%)	16.21%	(53.94%)	(33.89%)	180.50%	43.78%	0.58%	45.39%	(18.35%)	(1.51%)
ARK Autonomous Technology & Robotics ETF
Prospectus [Line Items]
Annual Return [Percent]	33.77%	40.69%	(46.70%)	1.90%	106.70%	25.95%	(7.57%)	52.41%	14.74%	(2.27%)
ARK Space Exploration & Innovation ETF
Prospectus [Line Items]
Annual Return [Percent]	26.61%	24.18%	(34.20%)
The 3D Printing ETF
Prospectus [Line Items]
Annual Return [Percent]	(8.63%)	13.77%	(40.45%)	9.66%	39.52%	12.91%	(17.22%)	17.76%
ARK Israel Innovative Technology ETF
Prospectus [Line Items]
Annual Return [Percent]	15.50%	11.20%	(38.67%)	(2.82%)	32.41%	21.93%	(5.00%)